SECURTER SYSTEMS INC. (Details) - CAD ($)	Jun. 30, 2020	Dec. 31, 2019
Securter Systems Inc.
Current assets	$ 33,378	$ 79
Current liabilities	(51,653)	0
Total current net assets	(18,275)	79
Non-current assets	29,840	26,761
Non-current liabilities	(26,600)	(26,565)
Total non-current net assets	3,240	196
Total net equity by shareholders	$ (15,035)	$ 275